UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

MUTUAL FUND SERIES TRUST

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Willow Grove, PA 19090-1904
(Address of principal executive offices) (Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   09/30/2012

Date of reporting period: 12/31/2011

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

JAG LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

COMMON STOCK - (91.42%)	Shares	Value

Apparel - (2.61%)
Under Armour, Inc. *	51	$ 3,661

Banks - (1.57%)
Capital One Financial Corp.	52	2,199

Beverages - (7.06%)
Cia de Bebidas das Americas - ADR	157	5,666
Hansen Natural Corp. *	46	4,238
		9,904
Biotechnology - (3.18%)
Celgene Corp. *	66	4,462

Chemicals - (4.64%)
Dow Chemical Co.	77	2,215
E.I. Du Pont de Nemours & Co.	40	1,831
Monsanto Co.	35	2,453
		6,499
Commercial Services - (3.46%)
MasterCard, Inc.	13	4,847

Computers - (6.33%)
Apple, Inc. *	13	5,265
EMC Corp. *	167	3,597
		8,862
Diversified Financial Services - (2.82%)
Discover Financial Services	165	3,960

Food - (3.37%)
Whole Foods Market, Inc.	68	4,731

Healthcare-Products - (3.30%)
Intuitive Surgical, Inc. *	10	4,630

Internet - (9.52%)
Amazon.com, Inc. *	24	4,154
F5 Networks, Inc. *	44	4,669
Google, Inc. *	7	4,521
		13,344
Machinery-Construction & Mining - (5.06%)
Caterpillar, Inc.	51	4,621
Joy Global, Inc.	33	2,474
		7,095
Machinery-Diversified - (2.57%)
Cummins, Inc.	41	3,609

The accompanying notes are an integral part of this schedule of investments.

JAG LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

COMMON STOCK - (91.42%) (continued)	Shares	Value

Media - (2.60%)
Discovery Communications, Inc. *	89	$ 3,646

Oil & Gas - (3.40%)
Pioneer Natural Resources Co.	22	1,969
Whiting Petroleum Corp. *	60	2,801
		4,770
Pharmaceuticals - (6.13%)
Perrigo Co.	38	3,697
Watson Pharmaceuticals, Inc. *	81	4,888
		8,585
Retail - (9.70%)
Bed Bath & Beyond, Inc. *	77	4,464
Starbucks Corp.	139	6,395
Wal-Mart Stores, Inc.	46	2,749
		13,608
Semiconductors - (5.68%)
ARM Holdings PLC - ADR	144	3,985
Intel Corp.	164	3,977
		7,962
Software - (2.23%)
Electronic Arts, Inc. *	152	3,131

Telecommunications - (6.19%)
Motorola Solutions, Inc.	93	4,305
QUALCOMM, Inc.	80	4,376
		8,681

TOTAL COMMON STOCK - (Cost $127,884)		128,186

SHORT TERM INVESTMENTS - (76.45%)

Money Market Fund - (76.45%)
Fidelity Institutional Money Market Portfolio, Class I, 0.23% **	107,189	107,189

TOTAL SHORT - TERM INVESTMENTS (Cost $107,189)		107,189

TOTAL INVESTMENTS - (Cost $235,073) - 167.87%		235,375

OTHER LIABILITIES IN EXCESS OF ASSETS, NET - (67.87%)		(95,159)

NET ASSETS - 100.00%		$ 140,216

* Non-income producing security.
** Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.
ADR - American Depositary Receipts.

The accompanying notes are an integral part of this schedule of investments.

JAG LARGE CAP GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation (“NASDAQ”) System;
(c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 –Other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JAG LARGE CAP GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

(1)

INVESTMENT VALUATION (continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets and liabilities as of December 31, 2011:

Assets

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)		Total
Common Stock (b)	$128,186	$-		$128,186
Short-Term Investments	-	107,189	(c)	107,189
Total	$128,186	$107,189		$235,375

(a)As of December 31, 2011, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

(b)All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

(c)Level 2 securities are valued at amortized cost at December 31, 2011.

During the period ended December 31, 2011, there were no transfers between Level 1 and Level 2 investments.

During the period ended December 31, 2011, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

(2)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2011for the Fund was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 235,073	$ 726	$ (424)	$ 302

(3)

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after
December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	February 29, 2012

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	February 29, 2012